Taxes (Details) - Schedule of reconciles effective tax rate	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of reconciles effective tax rate [Abstract]
Income tax rate	25.00%	25.00%	25.00%
Effect of permanent difference	2.90%	6.00%	7.30%
Change in valuation allowance	(27.70%)	(35.00%)	(46.80%)
Effective tax rate	0.20%	(4.00%)	(14.50%)